Note 10 - Goodwill - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Balance	$ 523,690	$ 378,178
Adjustments on account of foreign exchange	12,517	(1,475)
Balance	565,177	523,690
Visual Compliance [Member]
Balance	118,785
Goodwill Acquired During Period		118,785
Balance		118,785
Core Transport Technologies NZ Limited [Member]
Balance	12,670
Goodwill Acquired During Period		12,670
Balance		12,670
STEPcom [Member]
Balance	10,019
Goodwill Acquired During Period		10,019
Balance		10,019
BestTransport [Member]
Balance	5,513
Goodwill Acquired During Period		5,513
Balance		5,513
Peoplevox [Member]
Goodwill Acquired During Period	15,182
Balance	15,182
Kontainers [Member]
Goodwill Acquired During Period	3,461
Balance	3,461
ShipTrack [Member]
Goodwill Acquired During Period	10,327
Balance	$ 10,327